Summary of Significant Accounting Policies (Details) - Schedule of Disaggregated Information of Revenues by Products/Services - USD ($)		3 Months Ended				9 Months Ended				12 Months Ended
		Mar. 31, 2024		Mar. 31, 2023		Mar. 31, 2024		Mar. 31, 2023		Jun. 30, 2023		Jun. 30, 2022
Disaggregation of Revenue [Line Items]
Total revenues		$ 1,596,129		$ 18,152,113		$ 21,773,829		$ 54,152,621		$ 69,408,319		$ 79,674,879
Gift card or “E-voucher” revenue
Disaggregation of Revenue [Line Items]
Total revenues		1,213,360	[1]	17,815,306	[1]	20,083,266	[1]	53,265,957	[1]	68,050,624	[2]	78,739,939	[2]
Health care products, computer products, and food and beverage products revenue
Disaggregation of Revenue [Line Items]
Total revenues		226,587	[1]	74,445	[1]	952,853	[1]	151,445	[1]	324,209	[2]	49,524	[2]
Loyalty program revenue
Disaggregation of Revenue [Line Items]
Total revenues		15,254	[1]	213,663	[1]	123,071	[1]	452,352	[1]	524,854	[2]	620,293	[2]
Transaction revenue
Disaggregation of Revenue [Line Items]
Total revenues		13,666	[1]	20,742	[1]	49,741	[1]	53,086	[1]	75,274	[2]	53,667	[2]
Agent subscription revenue
Disaggregation of Revenue [Line Items]
Total revenues	[2]											15
Member subscription revenue
Disaggregation of Revenue [Line Items]
Total revenues		84,235	[3]	27,957	[3]	405,659	[3]	229,781	[3]	383,538	[4]	211,441	[4]
Sub license revenue
Disaggregation of Revenue [Line Items]
Total revenues		$ 43,027	[3]		[3]	$ 159,239	[3]		[3]	$ 49,820

[1]	Revenue recognized at a point in time.
[2]	Revenue recognized at a point in time.
[3]	Revenue recognized over time.
[4]	Revenue recognized over time.